Non-controlling Interests	6 Months Ended
Jun. 30, 2024
Non-controlling Interests
Non-controlling Interests

Note 14 - Non-controlling Interests

A reconciliation of non-controlling interest as of June 30, 2024 and December 31, 2023 is as follows:

	June 30,	December 31,
	2024	2023
Beginning Balance	$(2,712,752)	$(2,148,964)
Proportionate shares of net loss	(198,738)	(565,301)
Foreign currency translation adjustment	1,428	1,513
Total	$(2,910,062)	$(2,712,752)

As of June 30, 2024 and December 31, 2023, the non-controlling interest balances represented the noncontrolling shareholder’s 30% equity interests in Shangchi Automobile and its subsidiary Shenzhen Yimao.